Financing Transactions - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Teekay Offshore [Member]	Dec. 31, 2012 Teekay Offshore [Member]	Dec. 31, 2010 Teekay Offshore [Member]	Dec. 31, 2013 Teekay Tankers [Member]	Dec. 31, 2012 Teekay Tankers [Member]	Dec. 31, 2013 Teekay Tankers [Member] Common Class B [Member]	Dec. 31, 2013 Teekay LNG [Member]	Dec. 31, 2012 Teekay LNG [Member]
Subsidiary or Equity Method Investee [Line Items]
Minority interest ownership percentage			49.00%	29.30%	29.40%	67.00%	25.10%	25.10%		35.30%	37.50%
Interest of Company's general partner				2.00%						2.00%
Common stock number of votes per share									Five votes per share
Common Stock, maximum voting power									49.00%
Total purchase price				$ 540,000,000
Business acquisition, debt assumed				230,000,000
Business acquisition, cash paid				253,000,000
Business acquisition, value of common units				44,300,000
Business acquisition, fair value of common units				40,000,000
Common units outstanding				83.6
Amount increases to retained earnings	$ 36,703,000	$ 88,727,000	$ 124,247,000